Convertible Notes (Details 2)	6 Months Ended
Sep. 30, 2020 USD ($)
Debt Disclosure [Abstract]
Amortization, Issuance costs and debt discount	$ 184,587
Amortization, Convertible note interest	298,145
Amortization, Total	$ 482,732